BUSINESS COMBINATION (Details 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 29, 2014	Dec. 31, 2014	Dec. 31, 2014
LIABILITIES
Bargain purchase gain		$ 2,898,847	$ 2,898,847
Bank 1440
ASSETS
Total assets	$ 88,300,000
LIABILITIES
Total liabilities	75,800,000
Net identifiable assets acquired	12,500,000
Total purchase price	(9,600,000)
Bargain purchase gain	2,900,000
Bank 1440 | Acquisition Method Of Accounting
ASSETS
Cash and due from banks	2,208,730
Available-for-sale securities	17,365,877
Loans held for investment, net	67,383,915
Premises and equipment, net	326,428
Core deposit intangible	502,000
Accrued interest receivable and other assets	482,354
Total assets	88,269,304
LIABILITIES
Deposits	$ 75,504,917
Federal Home Loan Bank advances
Accrued interest and other liabilities	$ 290,966
Total liabilities	75,795,883
Net identifiable assets acquired	12,473,421
Total purchase price	(9,574,574)
Bargain purchase gain	$ 2,898,847